Accounts payable and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable And Accrued Expenses Tables
Accounts payable and accrued expenses

Accounts payable and accrued expenses consist of the following:

	December 31,
	2012	2011
Accounts payable	$21,921	$10,618
Payable for assets acquired (Note 12)	121,125	115,875
Accrued Interest	49,453	32,786
Deferred revenue	29,122	39,884
Accrued liabilities	9,000	10,000
Total	$230,621	$209,163